CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Issuance of Preferred Stock USD ($)	Issuance of Common Stock USD ($)	Consultants USD ($)	Officers and employees USD ($)	Officers USD ($)	Preferred Stock - Series D USD ($)	Preferred Stock - Series E	Preferred Stock Preferred Stock - Series A USD ($)	Preferred Stock Preferred Stock - Series A Issuance of Preferred Stock USD ($)	Preferred Stock Preferred Stock - Series A Issuance of Common Stock USD ($)	Preferred Stock Preferred Stock - Series A Consultants USD ($)	Preferred Stock Preferred Stock - Series A Officers and employees USD ($)	Preferred Stock Preferred Stock - Series A Officers USD ($)	Preferred Stock Preferred Stock - Series B USD ($)	Preferred Stock Preferred Stock - Series B Issuance of Preferred Stock USD ($)	Preferred Stock Preferred Stock - Series B Issuance of Common Stock USD ($)	Preferred Stock Preferred Stock - Series B Consultants USD ($)	Preferred Stock Preferred Stock - Series B Officers and employees USD ($)	Preferred Stock Preferred Stock - Series B Officers USD ($)	Preferred Stock Preferred Stock - Series C USD ($)	Preferred Stock Preferred Stock - Series C Issuance of Preferred Stock USD ($)	Preferred Stock Preferred Stock - Series C Issuance of Common Stock USD ($)	Preferred Stock Preferred Stock - Series C Consultants USD ($)	Preferred Stock Preferred Stock - Series C Officers and employees USD ($)	Preferred Stock Preferred Stock - Series C Officers USD ($)	Preferred Stock Preferred Stock - Series D USD ($)	Preferred Stock Preferred Stock - Series D Issuance of Preferred Stock USD ($)	Preferred Stock Preferred Stock - Series D Issuance of Common Stock USD ($)	Preferred Stock Preferred Stock - Series D Consultants USD ($)	Preferred Stock Preferred Stock - Series D Officers and employees USD ($)	Preferred Stock Preferred Stock - Series D Officers USD ($)	Preferred Stock Preferred Stock - Series E USD ($)	Preferred Stock Preferred Stock - Series E Issuance of Preferred Stock USD ($)	Preferred Stock Preferred Stock - Series E Issuance of Common Stock USD ($)	Preferred Stock Preferred Stock - Series E Consultants USD ($)	Preferred Stock Preferred Stock - Series E Officers and employees USD ($)	Preferred Stock Preferred Stock - Series E Officers USD ($)	Common Stock USD ($)	Common Stock Issuance of Preferred Stock USD ($)	Common Stock Issuance of Common Stock USD ($)	Common Stock Consultants USD ($)	Common Stock Officers and employees USD ($)	Common Stock Officers USD ($)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Issuance of Preferred Stock USD ($)	Additional Paid-In Capital Issuance of Common Stock USD ($)	Additional Paid-In Capital Consultants USD ($)	Additional Paid-In Capital Officers and employees USD ($)	Additional Paid-In Capital Officers USD ($)	Treasury Stock USD ($)	Treasury Stock Issuance of Preferred Stock USD ($)	Treasury Stock Issuance of Common Stock USD ($)	Treasury Stock Consultants USD ($)	Treasury Stock Officers and employees USD ($)	Treasury Stock Officers USD ($)	Accumulated Deficit USD ($)	Accumulated Deficit Issuance of Preferred Stock USD ($)	Accumulated Deficit Issuance of Common Stock USD ($)	Accumulated Deficit Consultants USD ($)	Accumulated Deficit Officers and employees USD ($)	Accumulated Deficit Officers USD ($)	Non-Controlling Interest USD ($)	Non-Controlling Interest Issuance of Preferred Stock USD ($)	Non-Controlling Interest Issuance of Common Stock USD ($)	Non-Controlling Interest Consultants USD ($)	Non-Controlling Interest Officers and employees USD ($)	Non-Controlling Interest Officers USD ($)
Balance at Aug. 31, 2011	$ 11,062,437								$ 75						$ 800						$ 0						$ 0						$ 0						$ 11,318						$ 25,952,038						$ 0						$ (14,901,794)						$ 0
Balance (in shares) at Aug. 31, 2011									750,000						8,000,000						0						0						0						113,191,020
Issuance of common stock in connection with the conversion of promissory notes	1,007,747								0						0						0						0						0						120						1,007,627						0						0						0
Issuance of common stock in connection with the conversion of promissory notes (in shares)									0						0						0						0						0						1,196,238
Issuance of preferred stock with warrants for cash	3,284,396								0						0						328						0						0						0						3,284,068						0						0						0
Issuance of preferred stock with warrants for cash (in shares)									0						0						3,284,396						0						0						0
Beneficial conversion feature in connection with a convertible promissory note	1,715,604								0						0						0						0						0						0						1,715,604						0						0						0
Preferred stock deemed dividend	0								0						0						0						0						0						0						3,284,396						0						(3,284,396)						0
Issuance of common stock in connection with a put right and release settlement agreement	4,761,500								0						0						0						0						0						535						4,760,965						0						0						0
Issuance of common stock in connection with a put right and release settlement agreement (in shares)									0						0						0						0						0						5,350,000
Cancellation of common stock in connection with the separation agreement	0								0						0						0						0						0						(75)						75						0						0						0
Cancellation of common stock in connection with the separation agreement (in shares)									0						0						0						0						0						(750,000)
Cancellation of common stock issued to a founder	0								0						0						0						0						0						(45)						45						0						0						0
Cancellation of common stock issued to a founder (in shares)									0						0						0						0						0						(450,000)
Issuance of stock for cash	3,177,416								0						0						0						0						0						801						3,176,615						0						0						0
Issuance of stock for cash (in shares)									0						0						0						0						0						8,011,000
Issuance of stock in connection with the conversion of a promissory note into a current private placement	611,750								0						0						0						0						0						153						611,597						0						0						0
Issuance of stock in connection with the conversion of a promissory note into a current private placement ( in shares)									0						0						0						0						0						1,529,375
Stock-based compensation in connection with options granted to employees and consultants	249,027								0						0						0						0						0						0						249,027						0						0						0
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	2,235,439								0						0						0						0						0						0						2,235,439						0						0						0
Net loss	(11,791,302)								0						0						0						0						0						0						0						0						(11,790,138)						(1,164)
Issuance of common stock for services	837,500								0						0						0						0						0						115						837,385						0						0						0
Issuance of common stock for services (in shares)									0						0						0						0						0						1,150,000
Issuance of common stock for conversion of preferred stock	0								(75)						(750)						0						0						0						825						0						0						0						0
Issuance of common stock for conversion of preferred stock (in shares)									(750,000)						(7,500,000)						0						0						0						8,250,000
Issuance of common stock for exercise of warrants	0								0						0						0						0						0						530						(530)						0						0						0
Issuance of common stock for exercise of warrants (in shares)									0						0						0						0						0						5,295,480
Balance at Dec. 31, 2011	17,151,514								0						50						328						0						0						14,277						47,114,351						0						(29,976,328)						(1,164)
Balance (in shares) at Dec. 31, 2011									0						500,000						3,284,396						0						0						142,773,113
Distributions To Former Parent Company	(611,589)								0						0						0						0						0						0						(611,589)						0						0						0
Issuance of stock for cash		1,000,000	9,432,450							0	0					0	0					0	0					100	0					0	0					0	2,883					999,900	9,429,567					0	0					0	0					0	0
Issuance of stock for cash (in shares)										0	0					0	0					0	0					1,000,000	0					0	0					0	28,827,139
Issuance of stock to placement agent in connection with sale of stock	0								0						0						0						0						0						30						(30)						0						0						0
Issuance of stock to placement agent in connection with sale of stock (in shares)									0						0						0						0						0						303,030
Issuance of common and preferred stock for conversion of notes payable	12,958,913								0						0						0						549						0						1,284						13,494,579						0						(537,499)						0
Issuance of common and preferred stock for conversion of notes payable (in shares)									0						0						0						5,486,968						0						12,841,082
Issuance of restricted common stock						1,230,130								0						0						0						0						0						920						1,229,210						0						0						0
Issuance of restricted common stock (in Shares)																																												9,200,000
Stock-based compensation in connection with options granted to employees and consultants	11,903,087								0						0						0						0						0						0						11,903,087						0						0						0
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	1,426,152								0						0						0						0						0						0						1,426,152						0						0						0
Stock-based compensation in connection with warrants granted to consultants	163,155								0						0						0						0						0						0						163,155						0						0						0
Preferred stock deemed dividend in connection with the sale of preferred stock	0								0						0						0						0						0						0						1,000,000						0						(1,000,000)						0
Preferred Stock dividends	(21,150)						(21,150)		0						0						0						0						0						0						0						0						(21,150)						0
Net loss	(49,103,047)								0						0						0						0						0						0						0						0						(49,104,211)						1,164
Reclassification of derivatives to equity	7,750,289								0						0						0						0						0						0						7,750,289						0						0						0
Assignment of common stock in connection with cancellation of debt and assignment of shares agreement	103,500								0						0						0						0						0						0						103,500						0						0						0
Issuance of common stock for services	454,642								0						0						0						0						0						50						454,592						0						0						0
Issuance of common stock for services (in shares)									0						0						0						0						0						500,000
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold	0								0						0						0						0						0						(175)						175						0						0						0
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold (in shares)									0						0						0						0						0						(1,750,000)
Issuance of common stock in connection with the cancellation of warrants	4,883,196								0						0						0						0						0						973						4,882,223						0						0						0
Issuance of common stock in connection with the cancellation of warrants (in shares)	9,729,285								0						0						0						0						0						9,729,285
Issuance of restricted common stock in connection with an employment agreement	3,817,917								0						0						0						0						0						1,200						3,816,717						0						0						0
Issuance of restricted common stock in connection with an employment agreement (in shares)									0						0						0						0						0						12,000,000
Issuance of common stock in connection with the note modification agreement	978,000								0						0						0						0						0						200						977,800						0						0						0
Issuance of common stock in connection with the note modification agreement (in shares)									0						0						0						0						0						2,000,000
Issuance of warrants in connection with the note modification agreement	2,044,186								0						0						0						0						0						0						2,044,186						0						0						0
Issuance of common stock for conversion of preferred stock	3,601								0						(50)						(328)						(649)						0						3,093						80,813						0						(79,278)						0
Issuance of common stock for conversion of preferred stock (in shares)									0						(500,000)						(3,284,396)						(6,486,968)						0						30,938,656
Issuance of common stock as consideration for the conversion of preferred stock	0								0						0						0						0						0						300						1,085,700						0						(1,086,000)						0
Issuance of common stock as consideration for the conversion of preferred stock (in shares)									0						0						0						0						0						3,000,000
Issuance of common stock for exercise of warrants	0								0						0						0						0						0						624						(624)						0						0						0
Issuance of common stock for exercise of warrants (in shares)									0						0						0						0						0						6,229,718
Issuance of common stock in connection with the acquisition of mineral rights	4,600,000								0						0						0						0						0						1,000						4,599,000						0						0						0
Issuance of common stock in connection with the acquisition of mineral rights (in shares)									0						0						0						0						0						10,000,000
Issuance of warrants in connection with the acquisition of mineral rights	1,109,441								0						0						0						0						0						0						1,109,441						0						0						0
Balance at Dec. 31, 2012	31,274,387								0						0						0						0						0						26,659						113,052,194						0						(81,804,466)						0
Balance (in shares) at Dec. 31, 2012									0						0						0						0						0						266,592,023
Distributions To Former Parent Company	(15,066)								0						0						0						0						0						0						(15,066)						0						0						0
Issuance of stock for cash		10,227,079								0						0						0						0						1						0						10,227,078						0						0						0
Issuance of stock for cash (in shares)										0						0						0						0						10,466						0
Issuance of stock to placement agent in connection with sale of stock	0								0						0						0						0						0						0						0						0						0						0
Issuance of stock to placement agent in connection with sale of stock (in shares)									0						0						0						0						67						0
Repurchase of common stock	(44,455)								0						0						0						0						0						0						0						(44,455)						0						0
Issuance of stock in connection with the conversion of a promissory note into a current private placement	645,480								0						0						0						0						0						0						645,480						0						0						0
Issuance of stock in connection with the conversion of a promissory note into a current private placement ( in shares)									0						0						0						0						652						0
Stock-based compensation in connection with restricted common stock grants in 2012	2,685,815								0						0						0						0						0						0						2,685,815						0						0						0
Issuance of restricted common stock				696,362	1,389,986							0	0					0	0					0	0					0	0					0	0					360	573					696,002	1,389,413					0	0					0	0					0	0
Issuance of restricted common stock (in Shares)												0	0					0	0					0	0					0	0					0	0					3,600,000	5,725,000
Stock-based compensation in connection with options granted to employees and consultants	355,694								0						0						0						0						0						0						355,694						0						0						0
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	27,861								0						0						0						0						0						0						27,861						0						0						0
Stock-based compensation in connection with modification of terms of stock options	35,079								0						0						0						0						0						0						35,079						0						0						0
Preferred stock deemed dividend in connection with the sale of preferred stock	0								0						0						0						0						0						0						4,101,659						0						(4,101,659)						0
Net loss	(14,103,388)								0						0						0						0						0						0						0						0						(14,103,388)						0
Balance at Dec. 31, 2013	$ 33,174,834								$ 0						$ 0						$ 0						$ 0						$ 1						$ 27,592						$ 133,201,209						$ (44,455)						$ (100,009,513)						$ 0
Balance (in shares) at Dec. 31, 2013									0						0						0						0						11,185						275,917,023